Nationwide Life and Annuity Insurance Company: • Nationwide VA Separate Account – D • Nationwide VL Separate Account – G	Nationwide Life Insurance Company: • Nationwide VLI Separate Account – 5 • Nationwide VLI Separate Account – 7 • Nationwide Variable Account – 9 • Nationwide Variable Account – 12

Prospectus supplement dated May 10, 2010

to Prospectus dated May 1, 2010

May 1, 2009
(Waddell & Reed Advisors Survivorship LifeSM)

May 1, 2008
(Waddell &Reed Advisors Select AnnuitySM; Waddell & Reed Advisors Select LifeSM;
Waddell & Reed Advisors Select LifeSM II)

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your policy.  Effective April 30, 2010, this underlying mutual fund changed its name as indicated below:

Old Name	New Name
Ivy Funds Variable Insurance Portfolios, Inc. – International Value Fund	Ivy Funds Variable Insurance Portfolios, Inc. – International Core Equity Fund

For further information or forms, please contact Nationwide at the address and phone number shown on page 1 of your prospectus, or visit www.nationwide.com.